Average Annual Total Returns{- Fidelity® Leveraged Company Stock Fund} - 07.31 Fidelity Leveraged Company Stock Fund Retail PRO-08 - Fidelity® Leveraged Company Stock Fund	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Leveraged Company Stock Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS006 Past 1 year	RS006 Past 5 years	RS006 Past 10 years	IXXVV Past 1 year	IXXVV Past 5 years	IXXVV Past 10 years
Total	26.74%	13.27%	11.15%	26.70%	10.26%	9.41%	15.85%	9.73%	8.71%	17.10%	13.40%	12.41%	15.40%	8.58%	6.74%